Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	58	10,995	1,506
Amount due from subsidiaries	242,050	244,981	33,562
Deferred IPO expenses	713	—	—
Total current assets	242,821	255,976	35,068

Non-current assets
Intangible assets	—	12,504	1,713
Investment in subsidiaries	(144,058)	(126,637)	(17,349)
Total non-current assets	(144,058)	(114,133)	(15,636)
Total assets	98,763	141,843	19,432

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT) EQUITY
Accounts payable	—	1,642	224
Amount due to subsidiaries	—	8,231	1,128
Total liabilities	—	9,873	1,352

Mezzanine equity:
Redeemable preferred shares (US$0.00001428571428 par value; 519,840,747 and nil issued and outstanding as of December 31, 2023 and 2024, respectively)	241,411	—	—
Shareholders’ (deficit) equity:
Preferred shares (US$0.00001428571428 par value; 193,480,000 shares authorized; 193,480,000 and nil issued and outstanding as of December 31, 2023 and 2024, respectively)	21	—	—
Ordinary shares (US$0.00001428571428 par value; 2,786,679,253 and 3,500,000,000 shares authorized; 416,920,000 and 1,152,740,747 issued and outstanding as of December 31, 2023 and 2024, respectively)	41	119	16
Additional paid-in capital	13,336	267,626	36,665
Statutory reserve	5,268	7,411	1,015
Accumulated deficit	(161,713)	(143,585)	(19,671)
Accumulated other comprehensive income	399	399	55
Total shareholders’ (deficit) equity	(142,648)	131,970	18,080
Total liabilities, mezzanine equity and shareholders’ (deficit) equity	98,763	141,843	19,432

Schedule of Condensed Statement of Comprehensive Income

Condensed statement of comprehensive income

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cost of revenues	—	—	(279)	(38)
Gross loss	—	—	(279)	(38)
General and administrative expenses	(947)	(32)	(43)	(6)
Total operating expenses	(947)	(32)	(43)	(6)
Operating loss	(947)	(32)	(322)	(44)
Interest income	17	4	1	—
Investment income	—	10	—	—
Exchange gain	16,825	3,337	3,173	435
Share of profits from subsidiaries and consolidated VIEs	36,868	67,178	17,419	2,385
Income before income taxes	52,763	70,497	20,271	2,776
Income tax expense	—	—	—	—
Net income	52,763	70,497	20,271	2,776

Comprehensive income
Net income	52,763	70,497	20,271	2,776
Other comprehensive income
Foreign currency translation adjustment	(6,270)	—	—	—
Total comprehensive income	46,493	70,497	20,271	2,776

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash used in operating activities	(756)	(1,613)	(22)	(3)
Net cash used in investing activities	—	—	(11,141)	(1,527)
Net cash (used in) provided by financing activities	—	(713)	22,100	3,028
Net (decrease) increase in cash and cash equivalents	(756)	(2,326)	10,937	1,498
Cash and cash equivalents at beginning of year	3,140	2,384	58	8
Cash and cash equivalents at end of year	2,384	58	10,995	1,506